Sales - Trade receivables - Allowances reconciliation - Additional information (Details) - Accumulated impairment [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
VOO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in the scope of consolidation	€ (124)
Telekom Romania Communications [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Changes in the scope of consolidation		€ (89)